Stock-based Compensation Plans - Schedule of PSU and RSU Plans Activity (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
PSUs
Number of Awards
Outstanding, beginning of year (shares)	931,951	694,386
Granted (shares)	711,749	351,737
Granted - notional dividends reinvested (shares)	44,893	34,439
Awards paid out (shares)	(239,509)	(148,168)
Cancelled/forfeited (shares)	(16,910)	(443)
Transferred in (out) (shares)	(81,214)	0
Outstanding, end of year (shares)	1,350,960	931,951
RSUs
Number of Awards
Outstanding, beginning of year (shares)	123,612	58,740
Granted (shares)	349,496	70,393
Granted - notional dividends reinvested (shares)	15,407	4,709
Awards paid out (shares)	(74,876)	(10,201)
Cancelled/forfeited (shares)	(12,090)	(29)
Transferred in (out) (shares)	81,214	0
Outstanding, end of year (shares)	482,763	123,612